Note 3 - Summary of Significant Accounting Policies: (h) Goodwill and Intangible Assets With Indefinite Lives (Policies)	9 Months Ended
Sep. 30, 2015
Policies
(h) Goodwill and Intangible Assets With Indefinite Lives

(h)  Goodwill and Intangible Assets with Indefinite Lives

The Company does not amortize goodwill and intangible assets with indefinite useful lives, but instead tests for impairment at least annually.  When conducting the annual impairment test for goodwill, the Company compares the estimated fair value of a reporting unit containing goodwill to its carrying value.  If the estimated fair value of the reporting unit is determined to be less than its carrying value, goodwill is reduced and an impairment loss is recorded.